Business Segment Information	6 Months Ended
Feb. 29, 2020
Business Segment Information [Abstract]
Business Segment Information

3. BUSINESS SEGMENT INFORMATION

The Company’s chief operating decision makers are the Chief Executive Officer, the President and the Executive Vice President, Chief Financial & Corporate Development Officer and they review the operating performance of the Company by segments, which are comprised of Wireline and Wireless. The chief operating decision makers utilize adjusted earnings before interest, income taxes, depreciation and amortization (“EBITDA”) for each segment as a key measure in making operating decisions and assessing performance.

The Wireline segment provides Cable telecommunications services including Video, Internet, Wi-Fi, Phone, Satellite Video and data networking through a national fibre-optic backbone network to Canadian consumers, North American businesses and public-sector entities. The Wireless segment provides wireless services for voice and data communications serving customers in Ontario, British Columbia and Alberta.

Both of the Company’s reportable segments are substantially located in Canada. Information on operations by segment is as follows:

Operating information

	Three months ended		Six months ended
	February 29, 2020	February 28, 2019	February 29, 2020	February 28, 2019
Revenue
Wireline	1,063	1,071	2,130	2,154
Wireless	302	246	620	518
	1,365	1,317	2,750	2,672
Intersegment eliminations	(2)	(2)	(4)	(3)
	1,363	1,315	2,746	2,669
Adjusted EBITDA(1)
Wireline	519	497	1,036	997
Wireless	81	51	152	95
	600	548	1,188	1,092
Restructuring costs	-	-	-	(1)
Amortization	(300)	(264)	(603)	(526)
Operating income	300	284	585	565

Current taxes
Operating	22	35	54	70
Other/non-operating	1	7	5	7
	23	42	59	77

Adjusted EBITDA does not have any standardized meaning prescribed by IFRS and is therefore unlikely to be comparable to similar measures presented by other issuers; the Company defines adjusted EBITDA as revenues less operating, general and administrative expenses. We previously referred to this measure as “Operating income before restructuring and amortization” but have renamed it to better align with language used by various stakeholders of the Company

Capital expenditures.

	Three months ended		Six months ended
	February 29, 2020	February 28, 2019	February 29, 2020	February 28, 2019
Capital expenditures accrual basis
Wireline	216	185	410	380
Wireless	53	84	108	150
	269	269	518	530
Equipment costs (net of revenue)
Wireline	7	10	18	20

Capital expenditures and equipment costs (net)
Wireline	223	195	428	400
Wireless	53	84	108	150
	276	279	536	550

Reconciliation to Consolidated Statements of Cash Flows
Additions to property, plant and equipment	248	220	518	556
Additions to equipment costs (net)	7	10	18	19
Additions to other intangibles	36	19	64	53
Total of capital expenditures and equipment costs (net) per Consolidated Statements of Cash Flows	291	249	600	628
Increase/(decrease) in working capital and other
liabilities related to capital expenditures	(14)	43	(63)	(66)
Decrease in customer equipment financing receivables	-	-	-	1
Less: Proceeds on disposal of property, plant and equipment	(1)	(13)	(1)	(13)
Total capital expenditures and equipment costs (net) reported by segments	276	279	536	550